Document and Entity Information	6 Months Ended
	Nov. 30, 2012	Jan. 19, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	PLESK CORP.
Entity Central Index Key	0001511735
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Document Type	S-1
Document Period End Date	Nov 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		9,500,000

Balance Sheets (USD $)	Nov. 30, 2012	May 31, 2012	May 31, 2011
Current Assets:
Cash and cash equivalents	$ 3,340		$ 13,641
Accounts receivable			5,916
Total current assets	3,340		19,557
Property and Equipment:
Computer equipment	2,034	2,034	2,034
Less: accumulated depreciation	(1,329)	(989)	(311)
Total property and equipment, net	705	1,045	1,723
Total Assets	4,045	1,045	21,280
Current Liabilities:
Accounts payable and accrued liabilities	21,021	10,762	750
Loans from related parties - directors and stockholders	11,318	6,359
Deferred Revenue	19,795
Total current liabilities	52,134	17,121	750
Total liabilities	52,134	17,121	750
Commitments and Contingencies
Stockholders' Equity (Deficit):
Common stock, par value $.0001 per share, 100,000,000 shares authorized; 9,500,000 shares issued and outstanding	950	950	950
Additional paid-in capital	37,972	37,972	37,972
Deficit accumulated during the development stage	(87,011)	(54,998)	(18,392)
Total stockholders' equity (deficit)	(48,089)	(16,076)	20,530
Total Liabilities and Stockholders' Equity (Deficit)	$ 4,045	$ 1,045	$ 21,280

Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2012	May 31, 2012	May 31, 2011
Balance Sheets [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	9,500,000	9,500,000	9,500,000
Common stock, shares outstanding	9,500,000	9,500,000	9,500,000

Statements of Operations (USD $)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012
Statements Of Operations [Abstract]
Revenues					$ 5,916		$ 5,916	$ 5,916
Total revenues					5,916		5,916	5,916
Cost of Goods Sold					3,124		3,124	3,124
Total cost of goods sold					3,124		3,124	3,124
Gross Profit					2,792		2,792	2,792
Expenses:
General and administrative	304	1,430	986	1,992	3,188	4,686	7,874	10,502
Consulting	5,000	5,116	7,521	5,281		10,281	10,281	17,802
Filing fees	2,413		2,413	1,503		2,837	2,837	5,249
Professional fees	15,624	1,775	20,993	8,775	13,750	16,025	29,775	50,768
Telephone					1,641		1,641
Travel expenses		13	100	2,777	2,605	2,777	5,382	5,482
Total expenses	23,341	8,334	32,013	20,328	21,184	36,606	57,790	89,803
Loss from Operations	(23,341)	(8,334)	(32,013)	(20,328)	(18,392)	(36,606)	(54,998)	(87,011)
Provision for income taxes
Net Loss	$ (23,341)	$ (8,334)	$ (32,013)	$ (20,328)	$ (18,392)	$ (36,606)	$ (54,998)	$ (87,011)
Loss Per Common Share:
Loss per common share - Basic and Diluted	$ 0	$ 0	$ 0		$ 0	$ 0
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	9,500,000	9,500,000	9,500,000		7,005,024	9,500,000

Statement Of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated During The Development Stage
Balance at Nov. 03, 2010
Balance, Shares at Nov. 03, 2010
Common stock issued for cash ($.0001 per share)	750	750
Common stock issued for cash ($.0001 per share), Shares		7,500,000
Common stock issued for cash ($.02 per share)	40,000	200	39,800
Common stock issued for cash ($.02 per share), Shares	2,000,000	2,000,000
Payment of common stock issuance costs	(1,828)		(1,828)
Net loss	(18,392)			(18,392)
Ending Balance at May. 31, 2011	20,530	950	37,972	(18,392)
Ending Balance, Share at May. 31, 2011		9,500,000
Net loss	(36,606)			(36,606)
Ending Balance at May. 31, 2012	(16,076)	950	37,972	(54,998)
Ending Balance, Share at May. 31, 2012		9,500,000
Net loss	(32,013)			(32,013)
Ending Balance at Nov. 30, 2012	$ (48,089)	$ 950	$ 37,972	$ (87,011)
Ending Balance, Share at Nov. 30, 2012		9,500,000

Statement Of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	7 Months Ended
May 31, 2011
Statement Of Stockholders' Equity [Abstract]
Common stock issued for cash per share	$ 0.0001
Common stock issued for cash per share one	$ 0.02

Statements of Cash Flows (USD $)	6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012
Operating Activities:
Net loss	$ (32,013)	$ (20,328)	$ (18,392)	$ (36,606)	$ (54,998)	$ (87,011)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	339	339	311	678	989	1,328
Changes in net assets and liabilities-
Decrease in accounts receivable		5,916	(5,916)	5,916
Increase in accounts payable and accrued liabilities	10,259	6,025	750	10,012	10,762	21,021
Increase in deferred revenue	19,795					19,795
Net Cash Used in Operating Activities	(1,620)	(8,048)	(23,247)	(20,000)	(43,247)	(44,867)
Investing Activities:
Purchase of computer equipment			(2,034)		(2,034)	(2,034)
Net Cash Used in Investing Activities			(2,034)		(2,034)	(2,034)
Financing Activities:
Advances from stockholders	4,960			6,359	6,359	11,319
Net proceeds from issuance of common stock			38,922		38,922	38,922
Net Cash Provided by Financing Activities	4,960		38,922	6,359	45,281	50,241
Net (Decrease) Increase in Cash	3,340	(8,048)	13,641	(13,641)		3,340
Cash - Beginning of Period		13,641		13,641
Cash - End of Period	3,340	5,593	13,641			3,340
Cash paid during the period for:
Interest
Income taxes

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Basis of Presentation and Organization

Plesk Corp. (the “Company”) was incorporated under the laws of the State of Delaware on November 3, 2010. The business plan of the Company is to import consumer electronics, home appliances and plastic housewares. The accompanying financial statements of the Company were prepared from the accounts of the Company under the accrual basis of accounting.

Unaudited Interim Financial Statements

The interim financial statements of the Company as of November 30, 2012, and for the periods then ended, and cumulative from inception, are unaudited. However, in the opinion of management, the interim financial statements include all adjustments, consisting of only normal recurring adjustments, necessary to present fairly the Company’s financial position as of November 30, 2012, and the results of its operations and its cash flows for the periods ended November 30, 2012, and cumulative from inception. These results are not necessarily indicative of the results expected for the fiscal year ending May 31, 2013. The accompanying financial statements and notes thereto do not reflect all disclosures required under accounting principles generally accepted in the United States. Refer to the Company’s audited financial statements as of May 31, 2012, filed with the SEC, for additional information, including significant accounting policies.

Development Stage

As a development stage enterprise, the Company discloses the deficit accumulated during the development stage and the cumulative statements of operations and cash flows from inception to the current balance sheet date.

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Property and Equipment

Property and equipment consists of computer equipment, which is stated at cost and depreciated using the straight-line method based on an estimated useful life of three years.  Depreciation expense totaled $339 and $339 for the six months ended November 30, 2012, and 2011, respectively and $1,328 for the period from November 3, 2010 (inception) through November 30, 2012.

Expenditures for maintenance and repairs are charged to expense as incurred.  When an asset is sold or otherwise disposed of, the cost and associated accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized in the statement of operations.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.  An impairment loss is recognized if the carrying amount of the asset exceeds its fair value.

Deferred Revenue

Deferred revenue represents payments received for future sales.

Revenue Recognition

The Company recognizes revenues when delivery of goods or completion of services has occurred provided there is persuasive evidence of an agreement, acceptance has been approved by its customers, the fee is fixed or determinable based on the completion of stated terms and conditions, and collection of any related receivable is probable.

Shipping and Handling Costs

Shipping and handling costs are included in cost of goods sold on the accompanying statement of operations and totaled $574 for the period from November 3, 2010 (inception) through November 30, 2012. There were no such costs incurred during the three and six months ended November 30, 2012 and 2011 .

Advertising and Promotion Costs

Advertising and marketing costs are expensed as incurred and totaled $0 during the three and six months ended November 30, 2011 and $644 for the period from November 3, 2010 (inception) through November 30, 2012.

Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. There were no dilutive financial instruments issued or outstanding during the period from November 3, 2010 (inception) through November 30, 2012.

Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.  A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for income taxes under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, “Accounting for Income Taxes.  It prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  As a result, the Company has applied a more-likely-than-not recognition threshold for all tax uncertainties.  The guidance only allows the recognition of those tax benefits that have a greater than 50% likelihood of being sustained upon examination by the various taxing authorities. The Company is subject to taxation in the United States.   All of the Company’s tax years since inception remain subject to examination by Federal and state jurisdictions.

The Company classifies penalties and interest related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Fair Value of Financial Instruments

The Company estimates the fair value of financial instruments using the available market information and valuation methods. Considerable judgment is required in estimating fair value. Accordingly, the estimates of fair value may not be indicative of the amounts the Company could realize in a current market exchange. As of November 30, 2012, the carrying value of accounts payable and accrued liabilities and loans from related parties approximated fair value due to the short-term nature of these instruments.

Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and revenues and expenses for the periods from November 3, 2010 (inception) through November 30, 2012. Actual results could differ from those estimates made by management.

Fiscal Year End

The Company has adopted a fiscal year end of May 31.

Recent Accounting Pronouncements

The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant impact on our net results of operations, financial position, or cash flows.

1. Summary of Significant Accounting Policies

Basis of Presentation and Organization

Plesk Corp. (the “Company”) was incorporated under the laws of the State of Delaware on November 3, 2010. The business plan of the Company is to import consumer electronics, home appliances and plastic housewares. The accompanying financial statements of the Company were prepared from the accounts of the Company under the accrual basis of accounting.

Development Stage

As a development stage enterprise, the Company discloses the deficit accumulated during the development stage and the cumulative statements of operations and cash flows from inception to the current balance sheet date.

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Accounts Receivable

The Company extends non-interest-bearing trade credit to its customers in the ordinary course of business.  The Company maintains an allowance for doubtful accounts receivable based upon historical collection experience and expected collectability of the accounts receivable.  In an effort to reduce credit risk, the Company (i) has established credit limits for all of its customer relationships, (ii) performs ongoing credit evaluations of customers’ financial condition, (iii) monitors the payment history and aging of customers’ receivables, and (iv) monitors open orders against an individual customer’s outstanding receivable balance.

Property and Equipment

Property and equipment consists of computer equipment, which is stated at cost and depreciated using the straight-line method based on an estimated useful life of three years.  Depreciation expense totaled $678 for the year ended May 31, 2012, and $311and $989 for the periods from November 3, 2010 (inception) through May 31, 2011 and May 31, 2012, respectively.

Expenditures for maintenance and repairs are charged to expense as incurred.  When an asset is sold or otherwise disposed of, the cost and associated accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized in the statement of operations.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.  An impairment loss is recognized if the carrying amount of the asset exceeds its fair value.

Revenue Recognition

The Company recognizes revenues when delivery of goods or completion of services has occurred provided there is persuasive evidence of an agreement, acceptance has been approved by its customers, the fee is fixed or determinable based on the completion of stated terms and conditions, and collection of any related receivable is probable.

Shipping and Handling Costs

Shipping and handling costs are included in cost of goods sold on the accompanying statement of operations and totaled $574 for the periods from November 3, 2010 (inception) through May 31, 2011 and 2012. There were no such costs incurred during the year ended May 31, 2012.

Advertising and Promotion Costs

Advertising and marketing costs are expensed as incurred and totaled and $221during the year ended May 31, 2012 and $423 for the period from November 3, 2010 (inception) through May 31, 2012 and 2011, respectively.

Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. There were no dilutive financial instruments issued or outstanding during the period from November 3, 2010 (inception) through May 31, 2012.

Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.  A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for income taxes under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, “Accounting for Income Taxes.  It prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  As a result, the Company has applied a more-likely-than-not recognition threshold for all tax uncertainties.  The guidance only allows the recognition of those tax benefits that have a greater than 50% likelihood of being sustained upon examination by the various taxing authorities. The Company is subject to taxation in the United States.   All of the Company’s tax years since inception remain subject to examination by Federal and state jurisdictions.

The Company classifies penalties and interest related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Fair Value of Financial Instruments

The Company estimates the fair value of financial instruments using the available market information and valuation methods. Considerable judgment is required in estimating fair value. Accordingly, the estimates of fair value may not be indicative of the amounts the Company could realize in a current market exchange. As of May 31, 2012, the carrying value of accounts payable and accrued liabilities and loans from related parties approximated fair value due to the short-term nature of these instruments.

Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and revenues and expenses for the periods from November 3, 2010 (inception) through May 31, 2012. Actual results could differ from those estimates made by management.

Fiscal Year End

The Company has adopted a fiscal year end of May 31.

Recent Accounting Pronouncements

The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant impact on our net results of operations, financial position, or cash flows.

Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Concentration Of Credit Risk [Abstract]
Concentration of Credit Risk

2. Concentration of Credit Risk

All of the Company’s sales for the period from November 3, 2010 (inception) through November 30, 2012 are attributed to one customer.  All of the related purchases were from one vendor.

2. Concentration of Credit Risk

All of the Company’s sales for the period from November 3, 2010 (inception) through May 31, 2012 are attributed to one customer.  All of the related purchases were from one vendor.

Going Concern	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Going Concern [Abstract]
Going Concern

3.  Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company has net losses for the period from November 3, 2010 (inception) to November 30, 2012 of $87,011.  Implementation of the Company’s business plan will require additional debt or equity financing and there can be no assurance that additional financing can be obtained on acceptable terms.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s Plans

Management’s goal is to profitably sell a comprehensive supply of household appliances and electronic devices on its Internet website primarily to distributors and retailers of these products. The Company has begun to establish its office and acquire the equipment needed to begin operations. The Company does not intend to hire employees until it is fully operational. Its officers and directors will provide all necessary administrative services until such time.

The Company plans to complete construction of and continue enhancing its website. Management will focus its marketing and advertising efforts on promoting its website to prospective product distributors and retailers through traditional sources such as advertising in magazines, newspaper advertising, billboards, telephone directories and preparing and sending out flyers and mailers both through the regular mail and via email.

Once the website is fully functional, management intends to hire a team of 5-10 telemarketing agents who will act as sales representatives on behalf of the Company. This telemarketing team will target potential distributors or store owners in an attempt to introduce them to the website. Management will also hire additional employees on an as needed basis.

Management anticipates that the Company will generate revenues as soon as it is able to offer products for sale on its website.

There can be no assurance that the Company will be successful in implementing its plans or achieving profitable operations.

3.  Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company has net losses for the period from November 3, 2010 (inception) to May 31, 2012 of $54,998.  Implementation of the Company’s business plan will require additional debt or equity financing and there can be no assurance that additional financing can be obtained on acceptable terms.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s Plans

Management’s goal is to profitably sell a comprehensive supply of household appliances and electronic devices on its Internet website primarily to distributors and retailers of these products. The Company has begun to establish its office and acquire the equipment needed to begin operations. The Company does not intend to hire employees until it is fully operational. Its officers and directors will provide all necessary administrative services until such time.

The Company plans to complete construction of and continue enhancing its website. Management will focus its marketing and advertising efforts on promoting its website to prospective product distributors and retailers through traditional sources such as advertising in magazines, newspaper advertising, billboards, telephone directories and preparing and sending out flyers and mailers both through the regular mail and via email.

Once the website is fully functional, management intends to hire a team of 5-10 telemarketing agents who will act as sales representatives on behalf of the Company. This telemarketing team will target potential distributors or store owners in an attempt to introduce them to the website. Management will also hire additional employees on an as needed basis.

Management anticipates that the Company will generate revenues as soon as it is able to offer products for sale on its website.

There can be no assurance that the Company will be successful in implementing its plans or achieving profitable operations.

Common Stock	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Common Stock [Abstract]
Common Stock

4.  Common Stock

On December 8, 2010, the Company issued 7,500,000 shares of common stock to the officers and directors of the Company for cash proceeds of $750.

During the period from November 3, 2010 (inception) through May 31, 2011 the company issued 2,000,000 shares of its common stock for net proceeds of $38,172, par value $0.0001 per share, at an offering price of $0.02 per share.

4.  Common Stock

On December 8, 2010, the Company issued 7,500,000 shares of common stock to the officers and directors of the Company for cash proceeds of $750.

During the period from November 3, 2010 (inception) through May 31, 2011 the company issued 2,000,000 shares of its common stock for net proceeds of $38,922, par value $0.0001 per share, at an offering price of $0.02 per share.

Income Taxes	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Income Taxes [Abstract]
Income Taxes	5. Income Taxes As of November 30, 2012 the Company had a net operating loss carry-forward of approximately $87,000 which may be used to offset future taxable income and expires in 2031.

5. Income Taxes

The provision for income taxes for the year ended May 31, 2012 and the period from November 3, 2010 (inception) through May 31, 2011 consisted of the following:

	2012	2011
Current
Federal	$-	$-
State	-	-
Deferred
Federal	12,446	6,253
State	-	-
Change in valuation allowance	(12,446)	(6,253)
	$-	$-

The Company’s income tax rate computed at the statutory federal rate of 34% differs from its effective tax rate primarily due to permanent items, state taxes and the change in the deferred tax asset valuation allowance.

		November 3, 2010
		(Inception) Through
	May 31, 2012	May 31, 2011
Income tax at statutory rate	34.00%	34.00%
Change in valuation allowance	(34.00)	(34.00)
Total	0.00%	0.00%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, Management evaluates whether it is more likely than not that some portion or all of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on Management’s evaluation, the net deferred tax asset was offset by a full valuation allowance. The Company’s deferred tax asset valuation allowance will be reversed if and when the Company generates sufficient taxable income in the future to utilize the tax benefits of the related deferred tax assets.

The tax effects of temporary differences that give rise to the Company’s deferred tax asset as of May 31, 2012 are as follows:

	2012	2011
Net operating loss	$18,699	$6,253
Gross deferred tax assets:	18,699	6,253
Less: valuation allowance	(18,699)	(6,253)
Net deferred tax asset	$-	$-

As of May 31, 2012 the Company had a net operating loss carry-forward of approximately $55,000 which may be used to offset future taxable income and expires in 2031.

Related Party and Transactions	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Related Party Transactions [Abstract]
Related Party and Transactions

6.   Related Party and Transactions

On December 8, 2010, the Company issued 7,500,000 shares of common stock to the officers and directors of the Company for cash proceeds of $750.

During the period from November 3, 2010 (inception) through May 31, 2011, a stockholder advanced $13,525 to the Company for working capital purposes. These amounts were non-interest bearing, due on demand, and repaid during the year ended May 31, 2011.

During the year ended May 31, 2012, a stockholder advanced $6,359 to the Company for working capital purposes. These amounts are non-interest bearing, due on demand, and remain outstanding as of November 30, 2012.

During the six months ended November 30, 2012, a stockholder advanced $4,959 to the Company for working capital purposes. These amounts are non-interest bearing, due on demand, and remain outstanding as of November 30, 2012.

6.   Related Party and Transactions

On December 8, 2010, the Company issued 7,500,000 shares of common stock to the officers and directors of the Company for cash proceeds of $750.

During the period from November 3, 2010 (inception) through May 31, 2011, a stockholder advanced $13,525 to the Company for working capital purposes. These amounts were non-interest bearing, due on demand, and repaid during the year ended May 31, 2011.

During the year ended May 31, 2012, the Company’s officer and director advanced $6,359 to the Company for working capital purposes.

On April 25, 2012, the Company’s officer and director agreed to lend the Company up to $100,000 over the next two years provided that at no time can the principal amount outstanding exceed $25,000. No interest accrues on the outstanding principal under the terms of this note. All outstanding principal is due no later than April 25, 2014.

Commitments	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Commitments [Abstract]
Commitments

7.  Commitments

In November 2010, the Company entered into an agreement for website design and maintenance services to be provided over a two year period beginning in May 2011.  Pursuant to the terms of the agreement, the total fee of $20,000 is payable in four installments of $5,000 each in May 2012, August 2012, November 2012, and February 2013. The Company has accrued $17,521 for this agreement as of November 30, 2012. Total expenses recognized for this agreement totaled $5,000 and $7,521 for the three and six months ended November 30, 2012 respectively and $17,521 for the period from November 3, 2010 (inception) through November 30, 2012.

7.  Commitments

In November 2010, the Company entered into an agreement for website design and maintenance services to be provided over a two year period beginning in May 2011.  Pursuant to the terms of the agreement, the total fee of $20,000 is payable in four installments of $5,000 each in May 2012, August 2012, November 2012 and February 2013. The Company has accrued $10,000 for this agreement as of May 31, 2012. Total expenses recognized for this agreement totaled $10,000 for the year ended May 31, 2012 and for the period from November 3, 2010 (inception) through May 31, 2012.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis of Presentation and Organization
Basis of Presentation and Organization

Plesk Corp. (the “Company”) was incorporated under the laws of the State of Delaware on November 3, 2010. The business plan of the Company is to import consumer electronics, home appliances and plastic housewares. The accompanying financial statements of the Company were prepared from the accounts of the Company under the accrual basis of accounting.

Basis of Presentation and Organization

Plesk Corp. (the “Company”) was incorporated under the laws of the State of Delaware on November 3, 2010. The business plan of the Company is to import consumer electronics, home appliances and plastic housewares. The accompanying financial statements of the Company were prepared from the accounts of the Company under the accrual basis of accounting.

Unaudited Interim Financial Statements
Unaudited Interim Financial Statements

The interim financial statements of the Company as of November 30, 2012, and for the periods then ended, and cumulative from inception, are unaudited. However, in the opinion of management, the interim financial statements include all adjustments, consisting of only normal recurring adjustments, necessary to present fairly the Company’s financial position as of November 30, 2012, and the results of its operations and its cash flows for the periods ended November 30, 2012, and cumulative from inception. These results are not necessarily indicative of the results expected for the fiscal year ending May 31, 2013. The accompanying financial statements and notes thereto do not reflect all disclosures required under accounting principles generally accepted in the United States. Refer to the Company’s audited financial statements as of May 31, 2012, filed with the SEC, for additional information, including significant accounting policies.

Development Stage
Development Stage

As a development stage enterprise, the Company discloses the deficit accumulated during the development stage and the cumulative statements of operations and cash flows from inception to the current balance sheet date.

Development Stage

As a development stage enterprise, the Company discloses the deficit accumulated during the development stage and the cumulative statements of operations and cash flows from inception to the current balance sheet date.

Cash and Cash Equivalents
Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Accounts Receivable
Accounts Receivable

The Company extends non-interest-bearing trade credit to its customers in the ordinary course of business.  The Company maintains an allowance for doubtful accounts receivable based upon historical collection experience and expected collectability of the accounts receivable.  In an effort to reduce credit risk, the Company (i) has established credit limits for all of its customer relationships, (ii) performs ongoing credit evaluations of customers’ financial condition, (iii) monitors the payment history and aging of customers’ receivables, and (iv) monitors open orders against an individual customer’s outstanding receivable balance.

Property and Equipment
Property and Equipment

Property and equipment consists of computer equipment, which is stated at cost and depreciated using the straight-line method based on an estimated useful life of three years.  Depreciation expense totaled $339 and $339 for the six months ended November 30, 2012, and 2011, respectively and $1,328 for the period from November 3, 2010 (inception) through November 30, 2012.

Expenditures for maintenance and repairs are charged to expense as incurred.  When an asset is sold or otherwise disposed of, the cost and associated accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized in the statement of operations.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.  An impairment loss is recognized if the carrying amount of the asset exceeds its fair value.

Property and Equipment

Property and equipment consists of computer equipment, which is stated at cost and depreciated using the straight-line method based on an estimated useful life of three years.  Depreciation expense totaled $678 for the year ended May 31, 2012, and $311and $989 for the periods from November 3, 2010 (inception) through May 31, 2011 and May 31, 2012, respectively.

Expenditures for maintenance and repairs are charged to expense as incurred.  When an asset is sold or otherwise disposed of, the cost and associated accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized in the statement of operations.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.  An impairment loss is recognized if the carrying amount of the asset exceeds its fair value.

Deferred Revenue	Deferred Revenue Deferred revenue represents payments received for future sales.
Revenue Recognition
Revenue Recognition

The Company recognizes revenues when delivery of goods or completion of services has occurred provided there is persuasive evidence of an agreement, acceptance has been approved by its customers, the fee is fixed or determinable based on the completion of stated terms and conditions, and collection of any related receivable is probable.

Revenue Recognition

The Company recognizes revenues when delivery of goods or completion of services has occurred provided there is persuasive evidence of an agreement, acceptance has been approved by its customers, the fee is fixed or determinable based on the completion of stated terms and conditions, and collection of any related receivable is probable.

Shipping and Handling Costs
Shipping and Handling Costs

Shipping and handling costs are included in cost of goods sold on the accompanying statement of operations and totaled $574 for the period from November 3, 2010 (inception) through November 30, 2012. There were no such costs incurred during the three and six months ended November 30, 2012 and 2011 .

Shipping and Handling Costs

Shipping and handling costs are included in cost of goods sold on the accompanying statement of operations and totaled $574 for the periods from November 3, 2010 (inception) through May 31, 2011 and 2012. There were no such costs incurred during the year ended May 31, 2012.

Advertising and Promotion Costs
Advertising and Promotion Costs

Advertising and marketing costs are expensed as incurred and totaled $0 during the three and six months ended November 30, 2011 and $644 for the period from November 3, 2010 (inception) through November 30, 2012.

Advertising and Promotion Costs

Advertising and marketing costs are expensed as incurred and totaled and $221during the year ended May 31, 2012 and $423 for the period from November 3, 2010 (inception) through May 31, 2012 and 2011, respectively.

Loss per Common Share
Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. There were no dilutive financial instruments issued or outstanding during the period from November 3, 2010 (inception) through November 30, 2012.

Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. There were no dilutive financial instruments issued or outstanding during the period from November 3, 2010 (inception) through May 31, 2012.

Income Taxes
Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.  A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for income taxes under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, “Accounting for Income Taxes.  It prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  As a result, the Company has applied a more-likely-than-not recognition threshold for all tax uncertainties.  The guidance only allows the recognition of those tax benefits that have a greater than 50% likelihood of being sustained upon examination by the various taxing authorities. The Company is subject to taxation in the United States.   All of the Company’s tax years since inception remain subject to examination by Federal and state jurisdictions.

The Company classifies penalties and interest related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.  A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for income taxes under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, “Accounting for Income Taxes.  It prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  As a result, the Company has applied a more-likely-than-not recognition threshold for all tax uncertainties.  The guidance only allows the recognition of those tax benefits that have a greater than 50% likelihood of being sustained upon examination by the various taxing authorities. The Company is subject to taxation in the United States.   All of the Company’s tax years since inception remain subject to examination by Federal and state jurisdictions.

The Company classifies penalties and interest related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company estimates the fair value of financial instruments using the available market information and valuation methods. Considerable judgment is required in estimating fair value. Accordingly, the estimates of fair value may not be indicative of the amounts the Company could realize in a current market exchange. As of November 30, 2012, the carrying value of accounts payable and accrued liabilities and loans from related parties approximated fair value due to the short-term nature of these instruments.

Fair Value of Financial Instruments

The Company estimates the fair value of financial instruments using the available market information and valuation methods. Considerable judgment is required in estimating fair value. Accordingly, the estimates of fair value may not be indicative of the amounts the Company could realize in a current market exchange. As of May 31, 2012, the carrying value of accounts payable and accrued liabilities and loans from related parties approximated fair value due to the short-term nature of these instruments.

Estimates
Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and revenues and expenses for the periods from November 3, 2010 (inception) through November 30, 2012. Actual results could differ from those estimates made by management.

Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and revenues and expenses for the periods from November 3, 2010 (inception) through May 31, 2012. Actual results could differ from those estimates made by management.

Fiscal Year End	Fiscal Year End The Company has adopted a fiscal year end of May 31.	Fiscal Year End The Company has adopted a fiscal year end of May 31.
Recent Accounting Pronouncements
Recent Accounting Pronouncements

The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant impact on our net results of operations, financial position, or cash flows.

Recent Accounting Pronouncements

The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant impact on our net results of operations, financial position, or cash flows.

Income Taxes (Tables)	12 Months Ended
May 31, 2012
Income Taxes [Abstract]
Schedule of provision for income taxes
	2012	2011
Current
Federal	$-	$-
State	-	-
Deferred
Federal	12,446	6,253
State	-	-
Change in valuation allowance	(12,446)	(6,253)
	$-	$-

Schedule of effective income tax rate reconciliation
		November 3, 2010
		(Inception) Through
	May 31, 2012	May 31, 2011
Income tax at statutory rate	34.00%	34.00%
Change in valuation allowance	(34.00)	(34.00)
Total	0.00%	0.00%

Summary of deferred tax asset
	2012	2011
Net operating loss	$18,699	$6,253
Gross deferred tax assets:	18,699	6,253
Less: valuation allowance	(18,699)	(6,253)
Net deferred tax asset	$-	$-

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012
Summary of Significant Accounting Policies (Textual)
Depreciation expense			$ 339	$ 339	$ 311	$ 678	$ 989	$ 1,328
Shipping and handling costs	0	0	0	0	574	0	574	574
Computer equipment, estimated useful lives			Three years			Three years
Advertising and marketing costs are expensed		$ 0		$ 0	$ 423	$ 221	$ 423	$ 664
Dilutive financial instruments issued							0	0
Dilutive financial instruments outstanding							0	0

Concentration of Credit Risk (Details)	12 Months Ended	25 Months Ended
	May 31, 2012 vendor customer	Nov. 30, 2012 customer vendor
Concentration Of Credit Risk (Textual)
Number of customer	1	1
Number of vendor	1	1

Going Concern (Details) (USD $)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012 agents	Nov. 30, 2011	May 31, 2011	May 31, 2012 agents	May 31, 2012	Nov. 30, 2012
Going Concern (Textual)
Net loss	$ (23,341)	$ (8,334)	$ (32,013)	$ (20,328)	$ (18,392)	$ (36,606)	$ (54,998)	$ (87,011)
Number of telemarketing agents, minimum			5			5
Number of telemarketing agents, maximum			10			10

Common Stock (Details) (USD $)	1 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Dec. 31, 2010	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012
Common Stock [Abstract]
Common stock issued to the officers and directors	7,500,000
Cash proceeds from common stock issued to the officers and directors	$ 750			$ 750
Common stock issued				2,000,000
Net proceeds from issuance of common stock				$ 38,922		$ 38,922	$ 38,922
Common stock issued for cash, par value				$ 0.0001
Offering price per share				$ 0.02

Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012
Current
Federal
State
Deferred
Federal					6,253	12,446
State
Change in valuation allowance					(6,253)	(12,446)
Provision for income taxes

Income Taxes (Details 1)	7 Months Ended	12 Months Ended
	May 31, 2011	May 31, 2012
Schedule of effective income tax rate reconciliation
Income tax at statutory rate	34.00%	34.00%
Change in valuation allowance	(34.00%)	(34.00%)
Total	0.00%	0.00%

Income Taxes (Details 2) (USD $)	May 31, 2012	May 31, 2011
Summary of deferred tax asset
Net operating loss	$ 18,699	$ 6,253
Gross deferred tax assets:	18,699	6,253
Less: valuation allowance	(18,699)	(6,253)
Net deferred tax asset

Income Taxes (Details Textual) (USD $)	6 Months Ended	7 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2011	May 31, 2012
Income Taxes (Textual)
Income tax at statutory federal rate		34.00%	34.00%
Net operating loss carry-forward	$ 87,000		$ 55,000
Operating loss carryforwards, expiration dates	Expires in 2031		Expires in 2031

Related Party and Transactions (Details) (USD $)	1 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Apr. 30, 2012	Dec. 31, 2010	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012	Apr. 25, 2012
Related Party and Transactions (Textual)
Common stock issued to the officers and directors		7,500,000
Cash proceeds from common stock issued to the officers and directors		$ 750			$ 750
Debt instrument, maturity date	Apr 25, 2014				May 31, 2011
Lending amount from officers and director									100,000
Lending period of debt from officer and director	2 years
Level of debt principal amount outstanding not to exceed till the maturity									25,000
Accrued interest									0
Advances from related party			$ 4,960			$ 6,359	$ 6,359	$ 11,319

Commitments (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended		19 Months Ended	25 Months Ended
	Nov. 30, 2010	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2011	May 31, 2012	Nov. 30, 2012	Feb. 28, 2013	Aug. 31, 2012
Commitments (Textual)
Agreement period for website design and maintenance services								2 years
Total cost of website design and maintenance services	$ 20,000
Website design and maintenance services fee payable in installment		5,000		5,000			5,000		5,000	5,000	5,000	5,000
Accrued expense of agreement for website design and maintenance services				17,521			10,000
Consulting expenses		$ 5,000	$ 5,116	$ 7,521	$ 5,281		$ 10,281		$ 10,281	$ 17,802